UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                    as of September 30, 2017 (Unaudited)

Deutsche Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 26.5%
Consumer Discretionary 3.5%
BMW U.S. Capital LLC:
144A, 1.5%, 4/11/2019	2,440,000	2,432,782
144A, 2.7%, 4/6/2022	8,400,000	8,470,189
Carnival Corp., 1.875%, 12/15/2017	1,690,000	1,691,155
Charter Communications Operating LLC, 3.579%, 7/23/2020	1,240,000	1,272,956
CSC Holdings LLC, 8.625%, 2/15/2019	2,500,000	2,709,375
Daimler Finance North America LLC:
144A, 1.5%, 7/5/2019	5,770,000	5,722,745
144A, 2.0%, 8/3/2018	550,000	551,487
144A, 2.2%, 5/5/2020	2,110,000	2,112,495
Discovery Communications LLC, Series 2YR, 2.2%, 9/20/2019	1,935,000	1,941,424
DISH DBS Corp., 7.875%, 9/1/2019	2,700,000	2,949,750
Ford Motor Credit Co., LLC:
2.021%, 5/3/2019	3,430,000	3,427,979
2.262%, 3/28/2019	4,000,000	4,010,371
2.375%, 3/12/2019	4,000,000	4,019,836
2.425%, 6/12/2020	3,750,000	3,750,376
General Motors Co., 3-month USD-LIBOR + 0.800%, 2.112% *, 8/7/2020	4,665,000	4,669,204
General Motors Financial Co., Inc.:
3.2%, 7/13/2020	4,000,000	4,096,423
3.7%, 11/24/2020	4,000,000	4,141,128
Harley-Davidson Financial Services, Inc., 144A, 2.25%, 1/15/2019	3,615,000	3,623,964
Hyundai Capital America:
144A, 1.75%, 9/27/2019	3,500,000	3,444,408
144A, 2.0%, 7/1/2019	3,360,000	3,331,304
Hyundai Capital Services, Inc., 144A, 2.625%, 9/29/2020	4,000,000	3,985,379
Newell Brands, Inc., 2.6%, 3/29/2019	939,000	946,515
Nissan Motor Acceptance Corp.:
144A, 2.0%, 3/8/2019	4,840,000	4,843,486
144A, 2.15%, 7/13/2020	4,860,000	4,871,481
Penske Automotive Group, Inc., 3.75%, 8/15/2020	370,000	377,400
RCI Banque SA, 144A, 3.5%, 4/3/2018	5,950,000	5,994,405
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	90,000	90,900
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022	1,660,000	1,761,675
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,695,000	1,771,275
		93,011,867
Consumer Staples 1.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	7,725,000	7,850,459
BAT Capital Corp., 144A, 2.764%, 8/15/2022	7,890,000	7,934,330
Kraft Heinz Foods Co.:
2.8%, 7/2/2020	3,945,000	4,016,271
3.5%, 7/15/2022	4,000,000	4,139,655
Reynolds American, Inc., 2.3%, 6/12/2018	6,920,000	6,950,410
Tyson Foods, Inc., 2.65%, 8/15/2019	5,380,000	5,444,130
		36,335,255
Energy 2.1%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (a)	3,500,000	3,552,500
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	2,390,000	2,398,221
ConocoPhillips Co., 4.2%, 3/15/2021	3,630,000	3,860,451
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018	2,400,000	2,441,232
Enbridge, Inc., 2.9%, 7/15/2022	2,395,000	2,409,020
Energy Transfer LP, 4.15%, 10/1/2020	3,920,000	4,093,999
EQT Corp., 2.5%, 10/1/2020 (b)	2,945,000	2,955,960
Pertamina Persero PT, 144A, 5.25%, 5/23/2021	5,000,000	5,407,160
Petrobras Global Finance BV:
6.125%, 1/17/2022	1,095,000	1,177,125
8.375%, 5/23/2021	6,430,000	7,437,099
Petroleos Mexicanos:
144A, 5.375%, 3/13/2022	857,000	915,662
5.5%, 2/4/2019	4,400,000	4,584,800
6.375%, 2/4/2021	3,000,000	3,286,530
Precision Drilling Corp., 6.5%, 12/15/2021	3,000,000	3,037,500
Sunoco LP, 6.25%, 4/15/2021	2,800,000	2,933,980
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022	2,000,000	2,061,000
Whiting Petroleum Corp., 5.75%, 3/15/2021 (a)	3,000,000	2,947,500
		55,499,739
Financials 13.3%
ABN AMRO Bank NV, 144A, 2.1%, 1/18/2019	13,000,000	13,039,884
AerCap Ireland Capital DAC, 3.95%, 2/1/2022	3,485,000	3,627,434
AIG Global Funding, 144A, 1.9%, 10/6/2021	6,600,000	6,445,016
Air Lease Corp., 2.125%, 1/15/2020	4,070,000	4,063,576
Ares Capital Corp.:
3.5%, 2/10/2023	8,000,000	7,910,781
4.875%, 11/30/2018	7,500,000	7,713,206
Australia & New Zealand Banking Group Ltd., 2.7%, 11/16/2020	6,000,000	6,093,273
Bank of America Corp., Series L, 2.6%, 1/15/2019	7,115,000	7,172,506
Bank of New York Mellon Corp., 5.5%, 12/1/2017	4,465,000	4,493,308
Banque Federative du Credit Mutuel SA:
144A, 2.5%, 10/29/2018	10,000,000	10,075,305
144A, 2.75%, 1/22/2019	7,500,000	7,584,776
BPCE SA:
2.75%, 12/2/2021	6,000,000	6,064,734
144A, 3.0%, 5/22/2022	1,500,000	1,508,286
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019	590,000	591,700
Capital One Financial Corp., 2.5%, 5/12/2020	4,445,000	4,465,695
Citigroup, Inc.:
2.05%, 12/7/2018	3,714,000	3,719,363
2.05%, 6/7/2019	10,000,000	10,007,704
Citizens Bank NA:
2.2%, 5/26/2020	3,045,000	3,044,524
2.5%, 3/14/2019	4,000,000	4,028,179
Credit Agricole SA, 144A, 3.375%, 1/10/2022	10,000,000	10,224,875
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023	5,000,000	5,120,280
FS Investment Corp., 4.25%, 1/15/2020	5,250,000	5,381,178
Global Bank Corp., 144A, 4.5%, 10/20/2021	3,625,000	3,710,188
HSBC Holdings PLC, 2.95%, 5/25/2021	10,000,000	10,155,619
HSBC U.S.A., Inc., 2.75%, 8/7/2020	2,000,000	2,035,940
ING Bank NV, 144A, 2.3%, 3/22/2019	6,120,000	6,152,444
ING Groep NV, 3.15%, 3/29/2022	1,580,000	1,610,064
Intercontinental Exchange, Inc., 2.5%, 10/15/2018	790,000	796,164
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	4,455,000	4,465,995
Jefferies Group LLC, 5.125%, 4/13/2018	2,500,000	2,543,881
JPMorgan Chase & Co., 2.35%, 1/28/2019	7,000,000	7,052,336
Lloyds Bank PLC:
2.05%, 1/22/2019	12,000,000	12,021,451
2.3%, 11/27/2018	750,000	754,313
Macquarie Bank Ltd.:
144A, 2.35%, 1/15/2019	8,000,000	8,033,263
144A, 2.85%, 1/15/2021	6,000,000	6,064,275
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018	8,000,000	8,096,499
Metropolitan Life Global Funding I, 144A, 3-month USD-LIBOR + 0.400%, 1.71% *, 6/12/2020	3,820,000	3,837,813
Morgan Stanley:
2.45%, 2/1/2019	4,285,000	4,314,912
Series F, 5.625%, 9/23/2019	6,000,000	6,408,627
National Australia Bank Ltd., 2.0%, 1/14/2019	12,000,000	12,032,852
National Savings Bank, 144A, 8.875%, 9/18/2018	2,500,000	2,618,250
Nordea Bank AB, 144A, 1.625%, 9/30/2019	3,030,000	3,011,370
Principal Life Global Funding II, 144A, 1.5%, 4/18/2019	2,415,000	2,400,440
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	10,300,000	10,311,155
Regions Financial Corp., 3.2%, 2/8/2021	11,007,000	11,248,304
Santander Holdings U.S.A., Inc., 2.7%, 5/24/2019	8,160,000	8,224,367
Santander UK PLC, 2.5%, 3/14/2019	11,885,000	11,992,944
Standard Chartered PLC, 144A, 2.25%, 4/17/2020	6,000,000	5,986,296
Sumitomo Mitsui Banking Corp.:
2.05%, 1/18/2019	7,750,000	7,777,081
2.5%, 7/19/2018	2,470,000	2,486,951
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019	2,615,000	2,612,856
Synchrony Bank, 3.0%, 6/15/2022	9,310,000	9,286,980
Synchrony Financial, 3.0%, 8/15/2019	4,000,000	4,065,384
TC Ziraat Bankasi AS, 144A, 5.125%, 5/3/2022	5,000,000	5,078,520
The Goldman Sachs Group, Inc., 2.0%, 4/25/2019	5,450,000	5,449,161
The Huntington National Bank, 2.2%, 11/6/2018	5,570,000	5,587,706
Toronto-Dominion Bank, 144A, 1.95%, 4/2/2020	10,000,000	9,972,188
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019	2,000,000	2,009,696
Turkiye Is Bankasi, 144A, 5.5%, 4/21/2022	2,500,000	2,542,750
Turkiye Vakiflar Bankasi Tao, 144A, 5.0%, 10/31/2018	1,000,000	1,013,000
Westpac Banking Corp., 1.6%, 8/19/2019	9,525,000	9,481,811
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018	3,000,000	3,015,987
		358,635,416
Health Care 0.6%
Allergan Funding SCS, 2.35%, 3/12/2018	5,245,000	5,260,279
Becton, Dickinson & Co., 2.133%, 6/6/2019	4,000,000	4,011,012
Mallinckrodt International Finance SA, 3.5%, 4/15/2018 (a)	430,000	430,000
Mylan NV, 3.15%, 6/15/2021	2,500,000	2,543,808
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019	3,670,000	3,616,954
		15,862,053
Industrials 0.6%
Atento Luxco 1 SA, 144A, 6.125%, 8/10/2022	1,940,000	2,025,379
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,510,000	2,579,339
Fortive Corp., 1.8%, 6/15/2019	970,000	969,107
Harris Corp., 2.7%, 4/27/2020	570,000	575,984
John Deere Capital Corp., 1.95%, 1/8/2019	5,455,000	5,476,604
Kazakhstan Temir Zholy National Co., JSC, 144A, 6.375%, 10/6/2020	3,000,000	3,246,708
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,446,594
		17,319,715
Information Technology 1.4%
Arrow Electronics, Inc., 3.0%, 3/1/2018	3,000,000	3,013,615
Broadcom Corp., 144A, 2.375%, 1/15/2020	5,000,000	5,027,620
Dell International LLC:
144A, 3.48%, 6/1/2019	6,620,000	6,751,455
144A, 5.875%, 6/15/2021	685,000	716,113
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,545,000	4,514,440
Hewlett Packard Enterprise Co., 2.85%, 10/5/2018	10,000,000	10,099,969
Seagate HDD Cayman:
3.75%, 11/15/2018	500,000	508,745
144A, 4.25%, 3/1/2022	1,250,000	1,243,005
VMware, Inc., 2.95%, 8/21/2022	4,800,000	4,828,668
		36,703,630
Materials 1.4%
Ak Steel Corp., 7.625%, 10/1/2021	3,000,000	3,120,000
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020	5,000,000	5,254,500
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/2019	2,500,000	2,716,530
CF Industries, Inc., 144A, 3.4%, 12/1/2021	680,000	693,215
Chemours Co., 6.625%, 5/15/2023	4,000,000	4,255,000
Equate Petrochemical BV, 144A, 3.0%, 3/3/2022	1,820,000	1,804,530
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	1,455,000	1,455,000
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017	2,400,000	2,400,840
Goldcorp, Inc., 2.125%, 3/15/2018	1,490,000	1,491,497
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	319,500
Inversiones CMPC SA, 144A, 6.125%, 11/5/2019	2,000,000	2,157,253
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,528,875
SAN Miguel Industrias Pet SA, 144A, 4.5%, 9/18/2022	470,000	476,110
Teck Resources Ltd., 4.75%, 1/15/2022	3,000,000	3,171,570
The Sherwin-Williams Co., 2.25%, 5/15/2020	3,155,000	3,167,487
United States Steel Corp., 144A, 8.375%, 7/1/2021	2,800,000	3,094,000
		37,105,907
Real Estate 0.7%
Equinix, Inc., (REIT), 5.375%, 1/1/2022	2,700,000	2,830,950
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	455,000	470,602
Simon Property Group LP, (REIT), 4.375%, 3/1/2021	12,735,000	13,540,565
Starwood Property Trust, Inc., (REIT), 5.0%, 12/15/2021	1,540,000	1,607,375
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	565,000	590,664
		19,040,156
Telecommunication Services 0.9%
AT&T, Inc.:
1.75%, 1/15/2018	7,000,000	7,004,267
2.45%, 6/30/2020	8,310,000	8,369,234
2.85%, 2/14/2023	6,755,000	6,712,582
CenturyLink, Inc., Series V, 5.625%, 4/1/2020	850,000	886,932
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	620,000	629,300
VimpelCom Holdings BV, 144A, 3.95%, 6/16/2021	1,910,000	1,920,505
		25,522,820
Utilities 0.6%
AES Argentina Generacion SA, 144A, 7.75%, 2/2/2024	1,091,000	1,169,356
Dominion Energy, Inc., Series B, 1.6%, 8/15/2019	1,730,000	1,718,854
Israel Electric Corp., Ltd., 144A, 5.625%, 6/21/2018	3,000,000	3,063,000
Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022	4,740,000	4,680,603
Majapahit Holding BV, 144A, 7.75%, 1/20/2020	4,500,000	5,017,950
NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/2019	885,000	889,513
NRG Energy, Inc., 7.875%, 5/15/2021	399,000	410,471
		16,949,747
Total Corporate Bonds (Cost $705,848,690)		711,986,305
Mortgage-Backed Securities Pass-Throughs 3.0%
Federal Home Loan Mortgage Corp.:
12-month USD-LIBOR + 1.770%, 2.485% *, 5/1/2042	11,298,812	11,507,770
12-month USD-LIBOR + 1.750%, 2.683% *, 5/1/2042	13,198,108	13,607,254
12-month USD-LIBOR + 1.750%, 2.525% *, 6/1/2042	15,926,672	16,221,213
Federal National Mortgage Association:
1-year Treasury Constant Maturity Rate + 2.251%, 3.143% *, 9/1/2039	6,985,377	7,376,136
12-month USD-LIBOR + 1.606%, 2.596% *, 5/1/2045	5,619,779	5,731,702
12-month USD-LIBOR + 1.709%, 2.521% *, 9/1/2042	10,134,955	10,210,534
3.0%,with various maturities from 5/1/2027 until 6/1/2027	16,255,940	16,761,136
Total Mortgage-Backed Securities Pass-Throughs (Cost $82,308,421)		81,415,745
Asset-Backed 10.2%
Automobile Receivables 3.4%
Ally Auto Receivables Trust, "A3", Series 2016-1, 1.47%, 4/15/2020	8,013,048	8,010,920
AmeriCredit Automobile Receivables Trust:
"B", Series 2016-3, 1.8%, 10/8/2021	6,610,000	6,568,475
"A3", Series 2016-1, 1.81%, 10/8/2020	4,020,000	4,024,432
"A3", Series 2017-2, 1.98%, 12/20/2021	4,880,000	4,889,035
"C", Series 2014-2, 2.18%, 6/8/2020	4,000,000	4,011,273
"C", Series 2016-2, 2.87%, 11/8/2021	1,500,000	1,518,725
"C", Series 2016-1, 2.89%, 1/10/2022	4,000,000	4,049,897
"D", Series 2017-1, 3.13%, 1/18/2023	6,830,000	6,867,696
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2014-2A, 144A, 3.29%, 2/20/2021	1,500,000	1,495,659
CarMax Auto Owner Trust, "A3", Series 2016-1, 1.61%, 11/16/2020	4,170,000	4,168,583
CPS Auto Receivables Trust:
"D", Series 2016-A, 144A, 5.0%, 12/15/2021	6,000,000	6,171,075
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	1,300,000	1,323,347
Ford Credit Auto Owner Trust:
"A3", Series 2016-A, 1.39%, 7/15/2020	5,700,000	5,692,420
"A", Series 2014-1, 144A, 2.26%, 11/15/2025	4,000,000	4,029,218
Hyundai Auto Lease Securitization Trust, "A3", Series 2016-A, 144A, 1.6%, 7/15/2019	3,260,000	3,261,078
Santander Drive Auto Receivables Trust:
"A3", Series 2017-2, 1.87%, 12/15/2020	10,000,000	10,005,340
"B", Series 2016-2, 2.08%, 2/16/2021	1,500,000	1,504,096
"C", Series 2015-4, 2.97%, 3/15/2021	6,000,000	6,068,267
Skopos Auto Receivables Trust:
"A", Series 2015-1A, 144A, 3.1%, 12/15/2023	330,961	331,076
"A", Series 2015-2A, 144A, 3.55%, 2/15/2020	147,405	147,436
Toyota Auto Receivables Owner Trust, "A3", Series 2016-A, 1.25%, 3/16/2020	7,290,000	7,274,125
		91,412,173
Credit Card Receivables 1.2%
BA Credit Card Trust, "A2", Series 2017-A2, 1.84%, 1/17/2023	1,550,000	1,543,307
Chase Issuance Trust, "A", Series 2016-A2, 1.37%, 6/15/2021	6,360,000	6,318,387
Master Credit Card Trust II, "C", Series 2017-1A, 144A, 3.06%, 7/21/2021	4,370,000	4,374,088
World Financial Network Credit Card Master Trust:
"A", Series 2017-B, 1.98%, 6/15/2023	13,660,000	13,652,279
"M", Series 2016-A, 2.33%, 4/15/2025	6,000,000	5,940,068
		31,828,129
Miscellaneous 5.5%
A Voce CLO Ltd., "A1R", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.160%, 2.464% *, 7/15/2026	3,040,000	3,046,272
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 3-month USD-LIBOR + 1.490%, 2.794% *, 10/15/2028	3,750,000	3,778,504
ALM XIX Ltd., "A1", Series 2016-19A, 144A, 3-month USD-LIBOR + 1.550%, 2.854% *, 7/15/2028	5,000,000	5,035,400
Ares XXXIII CLO Ltd., "A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 1.350%, 2.666% *, 12/5/2025	5,630,000	5,661,928
Atrium X, "B1R", Series 10A, 144A, 3-month USD-LIBOR + 1.450%, 2.754% *, 7/16/2025	5,000,000	5,004,475
BlueMountain CLO Ltd., "A1R", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.400%, 2.707% *, 1/20/2029	7,000,000	7,056,322
BlueMountain Fuji U.S. CLO II Ltd., "A1B", Series 2017-2A, 144A, 3-month USD-LIBOR + 1.350%, 2.681% *, 10/20/2030 (c)	4,000,000	4,000,000
Bristol Park CLO Ltd., "A", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.420%, 2.724% *, 4/15/2029	6,250,000	6,318,844
Dell Equipment Finance Trust:
"A2", Series 2016-1, 144A, 1.43%, 9/24/2018	1,431,023	1,430,720
"A3", Series 2016-1, 144A, 1.65%, 7/22/2021	3,970,000	3,969,164
Domino's Pizza Master Issuer LLC:
"A2II", Series 2017-1A, 144A, 3.082%, 7/25/2047	12,000,000	11,943,480
"A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045	7,900,000	7,982,634
Galaxy XXII CLO Ltd., "A1", Series 2016-22A, 144A, 3-month USD-LIBOR + 1.580%, 2.884% *, 7/16/2028	10,000,000	10,030,120
Jamestown CLO IV Ltd., "A1A", Series 2014-4A, 144A, 3-month USD-LIBOR + 1.500%, 2.804% *, 7/15/2026	10,000,000	10,005,920
Madison Park Funding XI Ltd., "AR", Series 2013-11A, 144A, 3-month USD-LIBOR + 1.160%, 2.473% *, 7/23/2029	14,300,000	14,292,392
Madison Park Funding XII Ltd., "AR", Series 2014-12A, 144A, 3-month USD-LIBOR + 1.260%, 2.567% *, 7/20/2026	4,540,000	4,568,189
Milos CLO Ltd., "A", Series 2017-1A, 144A, 3-month USD-LIBOR + 1.250%, 2.613% *, 10/20/2030	3,500,000	3,499,968
North End CLO Ltd., "A", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.150%, 2.454% *, 7/17/2025	5,000,000	5,008,395
Oak Hill Credit Partners X Ltd., "AR", Series 2014-10A, 144A, 3-month USD-LIBOR + 1.130%, 2.437% *, 7/20/2026	1,150,000	1,154,996
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 2.904% *, 7/17/2025	4,000,000	4,009,464
Octagon Investment Partners XXI Ltd., "A1AR", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.350%, 2.659% *, 11/14/2026	1,470,000	1,477,413
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046	2,356,200	2,402,146
TCI-FLATIRON CLO Ltd., "A", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.550%, 2.854% *, 7/17/2028	10,000,000	10,122,070
Venture XVI CLO Ltd., "A1R", Series 2014-16A, 144A, 3-month USD-LIBOR + 1.120%, 2.424% *, 4/15/2026	5,000,000	5,003,285
Voya CLO Ltd.:
"A1R", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 2.554% *, 4/17/2030	3,000,000	3,021,525
"A1", Series 2015-1A, 144A, 3-month USD-LIBOR + 1.480%, 2.784% *, 4/18/2027	4,170,000	4,177,385
"A2AR", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.650%, 2.954% *, 4/17/2030	5,000,000	5,019,060
		149,020,071
Student Loans 0.1%
SLM Student Loan Trust, "A4", Series 2008-5, 3-month USD-LIBOR + 1.700%, 3.014% *, 7/25/2023	3,049,649	3,139,897
Total Asset-Backed (Cost $274,287,896)		275,400,270
Commercial Mortgage-Backed Securities 2.4%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.722% *, 7/10/2044	2,457,731	1,730,952
Bear Stearns Commercial Mortgage Securities Trust, "B", Series 2004-PWR6, 144A, 4.945%, 11/11/2041	223,869	223,769
Citigroup Commercial Mortgage Trust:
"M", Series 2005-EMG, 144A, 5.5% *, 9/20/2051	375,585	346,394
"A4", Series 2008-C7, 6.227% *, 12/10/2049	84,871	84,829
Cold Storage Trust, "A", Series 2017-ICE3, 144A, 1-month USD-LIBOR + 1.000%, 2.234% *, 4/15/2036	10,000,000	10,031,034
Commercial Mortgage Trust:
"E", Series 2005-LP5, 144A, 4.499% *, 5/10/2043	176,084	175,951
"AM", Series 2006-GG7, 5.766% *, 7/10/2038	1,150,497	1,160,035
DBCG Mortgage Trust, "A", Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 1.935% *, 6/15/2034	6,260,000	6,265,849
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 0.93% *, 8/25/2026	23,817,262	1,624,394
"X1", Series K722, Interest Only, 1.311% *, 3/25/2023	15,934,752	927,275
GE Capital Commercial Mortgage Corp., "J", Series 2005-C2, 144A, 5.704% *, 5/10/2043	107,618	105,335
Hospitality Mortgage Trust, "A", Series 2017-HIT, 144A, 1-month USD-LIBOR + 0.850%, 2.082% *, 5/8/2030	3,545,000	3,549,423
IMT Trust, "BFL", Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 2.184% *, 6/15/2034	8,000,000	7,999,994
JPMorgan Chase Commercial Mortgage Securities Corp.:
"B", Series 2005-LDP4, 5.129%, 10/15/2042	2,490,890	2,483,743
"C", Series 2006-LDP6, 5.671% *, 4/15/2043	559,908	559,304
"F", Series 2003-PM1A, 144A, 6.009% *, 8/12/2040	1,539,967	1,548,557
JPMorgan Commercial Mortgage-Backed Securities Trust, "A4B", Series 2009-RR1, 144A, 5.716% *, 3/18/2051	34,746	34,674
LB Commercial Mortgage Trust, "J", Series 1998-C4, 144A, 5.6%, 10/15/2035	2,975,880	3,018,280
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040	1,821,000	1,872,652
LSTAR Commercial Mortgage Trust, "A1", Series 2016-4, 144A, 1.823%, 3/10/2049	6,817,673	6,744,564
Merrill Lynch Mortgage Trust, "G", Series 2005-MKB2, 144A, 6.316% *, 9/12/2042	5,787,353	6,193,092
Morgan Stanley Capital I Trust, "E", Series 2005-IQ10, 144A, 5.713% *, 9/15/2042	3,000,000	2,897,346
UBS Commercial Mortgage Trust, "XA", Series 2017-C1, Interest Only, 1.614% *, 6/15/2050	38,402,729	4,419,590
Total Commercial Mortgage-Backed Securities (Cost $65,302,221)		63,997,036
Collateralized Mortgage Obligations 1.4%
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 1-month USD-LIBOR + 1.450%, 2.684% *, 1/25/2029	3,522,010	3,554,760
"1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 3.234% *, 10/25/2028	1,547,901	1,574,097
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 3.384% *, 9/25/2028	2,852,107	2,883,349
Federal National Mortgage Association:
"FB", Series 1996-44, 1-month USD-LIBOR + 0.800%, 2.037% *, 9/25/2023	65,878	66,740
"CB", Series 2007-5, 4.25%, 2/25/2037	7,645,850	8,157,851
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M1", Series 2017-DNA1, 1-month USD-LIBOR + 1.200%, 2.434% *, 7/25/2029	2,407,189	2,433,972
"M2", Series 2016-DNA4, 1-month USD-LIBOR + 1.300%, 2.534% *, 3/25/2029	3,970,588	4,020,220
"M2", Series 16-DNA3, 1-month USD-LIBOR + 2.000%, 3.234% *, 12/25/2028	2,768,518	2,826,871
"M2", Series 2016-DNA2, 1-month USD-LIBOR + 2.200%, 3.434% *, 10/25/2028	3,666,667	3,726,416
"M2", Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 4.084% *, 4/25/2028	4,128,337	4,282,556
"M2", Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 4.134% *, 7/25/2028	5,000,000	5,166,695
Total Collateralized Mortgage Obligations (Cost $38,169,355)		38,693,527
Government & Agency Obligations 46.6%
Other Government Related (d) 0.9%
Corp. Andina de Fomento, 2.0%, 5/10/2019	5,620,000	5,616,310
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019	2,950,000	3,005,313
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020	2,500,000	2,656,450
Phosagro OAO, 144A, 3.95%, 11/3/2021	4,000,000	4,058,864
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,770,000	1,991,250
Vnesheconombank:
144A, 4.224%, 11/21/2018	2,000,000	2,024,000
144A, 6.902%, 7/9/2020	3,250,000	3,514,355
		22,866,542
Sovereign Bonds 0.8%
Hazine Mustesarligi Varlik Kiralama AS, 144A, 4.251%, 6/8/2021	5,000,000	5,079,150
Japan Bank for International Cooperation:
2.125%, 6/1/2020	3,000,000	3,002,343
2.125%, 7/21/2020	2,500,000	2,506,874
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023	2,000,000	2,012,604
Republic of Colombia, 4.375%, 7/12/2021	4,000,000	4,268,000
Republic of Croatia, 144A, 6.625%, 7/14/2020	3,350,000	3,688,564
Republic of Hungary, 6.25%, 1/29/2020	2,000,000	2,180,000
		22,737,535
U.S. Treasury Obligations 44.9%
U.S. Treasury Bill, 1.18% **, 8/16/2018 (e)	21,549,000	21,306,542
U.S. Treasury Floating Rate Notes:
3-month Treasury Money Market Yield + 0.140%, 1.193% *, 1/31/2019 (f)	80,000,000	80,128,351
3-month Treasury Money Market Yield + 0.168%, 1.221% *, 10/31/2017 (f)	19,000,000	19,002,549
3-month Treasury Money Market Yield + 0.170%, 1.223% *, 10/31/2018 (f)	159,000,000	159,249,872
3-month Treasury Money Market Yield + 0.190%, 1.243% *, 4/30/2018 (f)	80,000,000	80,091,305
3-month Treasury Money Market Yield + 0.272%, 1.325% *, 1/31/2018 (f)	22,000,000	22,020,514
U.S. Treasury Notes:
0.625%, 4/30/2018	56,750,000	56,541,779
0.625%, 6/30/2018	75,000,000	74,633,789
0.75%, 10/31/2017 (g)	12,870,000	12,867,040
0.75%, 1/31/2018	13,000,000	12,982,052
0.75%, 8/31/2018	50,000,000	49,726,563
0.875%, 5/31/2018	100,000,000	99,738,281
1.0%, 11/30/2018	100,500,000	100,044,609
1.0%, 3/15/2019	30,400,000	30,217,125
1.25%, 12/15/2018	85,000,000	84,850,586
1.25%, 12/31/2018	50,000,000	49,910,156
1.25%, 1/31/2019	50,000,000	49,892,578
1.25%, 3/31/2019	50,000,000	49,871,094
1.625%, 11/30/2020	54,500,000	54,419,101
1.875%, 3/31/2022	50,000,000	49,984,375
2.375%, 5/31/2018	50,000,000	50,353,516
		1,207,831,777
Total Government & Agency Obligations (Cost $1,253,802,680)		1,253,435,854
Loan Participations and Assignments 1.4%
Senior Loans
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD-LIBOR + 2.250%, 3.485% *, 2/16/2024	492,681	492,558
Acadia Healthcare Co., Inc., Term Loan B1, 1-month USD-LIBOR + 2.750%, 3.985% *, 2/11/2022	493,655	497,666
Acosta Holdco, Inc., Term Loan, 1-month USD-LIBOR + 3.250%, 4.485% *, 9/26/2021	113,614	100,974
Advantage Sales & Marketing, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 4.485% *, 7/23/2021	242,481	229,146
Albertson's LLC, Term Loan B6, 3-month USD-LIBOR + 3.000%, 4.317% *, 6/22/2023	263,414	253,629
Alere, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.49% *, 6/18/2022	473,961	474,357
Almonde, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 4.817% *, 6/13/2024	142,857	143,653
AMC Entertainment, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.484% *, 12/15/2023	74,625	74,429
American Airlines, Inc., Term Loan B, 1-month USD-LIBOR + 2.500%, 3.734% *, 12/14/2023	485,000	486,617
American Axle & Manufacturing, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.49% *, 4/6/2024	113,942	113,800
AmWINS Group, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.985% *, 1/25/2024	99,250	99,585
Aristocrat Leisure Ltd., Term Loan, 3-month USD-LIBOR + 2.000%, 3.357% *, 9/19/2024	71,111	71,342
Astoria Energy LLC, Term Loan B, 1-month USD-LIBOR + 4.000%, 5.24% *, 12/24/2021	201,538	201,791
Asurion LLC:
Term Loan B4, 1-month USD-LIBOR + 2.750%, 3.985% *, 8/4/2022	475,945	477,908
Term Loan B5, 1-month USD-LIBOR + 3.000%, 4.235% *, 11/3/2023	390,819	393,017
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, 1-month USD-LIBOR + 2.750%, 3.986% *, 4/3/2022	99,750	100,073
Berry Plastics Group, Inc., Term Loan L, 1-month USD-LIBOR + 2.250%, 3.485% *, 1/6/2021	500,000	502,188
Brand Energy & Infrastructure Services, Inc., Term Loan, 2-month USD-LIBOR + 4.250%, 5.514% *, 6/21/2024	400,000	402,526
Brickman Group Ltd. LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 4.235% *, 12/18/2020	950,251	955,658
Burlington Coat Factory Warehouse Corp., Term Loan B4, 1-month USD-LIBOR + 2.750%, 3.99% *, 8/13/2021	465,417	467,599
Calpine Corp., Term Loan B5, 3-month USD-LIBOR + 2.750%, 4.09% *, 1/15/2024	488,750	488,320
Camelot UK Holdco Ltd., Term Loan B, 1-month USD-LIBOR + 3.500%, 4.735% *, 10/3/2023	253,628	254,975
CenturyLink, Inc., Term Loan B, 2.75%, 1/31/2025	515,294	500,157
CH Hold Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 4.235% *, 2/1/2024	44,523	44,954
Change Healthcare Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.985% *, 3/1/2024	497,500	499,398
Chemours Co., Term Loan B, 1-month USD-LIBOR + 2.500%, 3.74% *, 5/12/2022	325,889	328,129
Clark Equipment Co., Term Loan B, 3-month USD-LIBOR + 2.750%, 4.083% *, 5/18/2024	87,794	88,452
Colorado Buyer, Inc., Term Loan B, 3-month USD-LIBOR + 3.000%, 4.31% *, 5/1/2024	93,750	94,297
Community Health Systems, Inc., Term Loan G, 3-month USD-LIBOR + 2.750%, 4.067%*, 12/31/2019	410,675	408,794
CPI Acquisition, Inc., Term Loan B, 3-month USD-LIBOR + 4.500%, 5.962% *, 8/17/2022	359,195	259,819
CSC Holdings LLC, First Lien Term Loan, 1-month USD-LIBOR + 2.250%, 3.484% *, 7/17/2025	598,500	596,094
Dayton Power & Light Co., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.49% *, 8/24/2022	99,250	100,677
Dell, Inc., Term Loan B, 1-month USD-LIBOR + 2.500%, 3.74% *, 9/7/2023	496,256	498,556
Delta 2 (LUX) SARL, Term Loan B3, 1-month USD-LIBOR + 3.000%, 4.235% *, 2/1/2024	500,000	503,687
Diamond (BC) BV, Term Loan, 3-month USD-LIBOR + 3.000%, 4.316% *, 9/6/2024	384,615	383,980
DigitalGlobe, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.985% *, 1/15/2024	99,250	99,333
DTZ U.S. Borrower LLC, First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 4.567% *, 11/4/2021	977,500	981,083
Duff & Phelps Corp., Term Loan B, 3-month USD-LIBOR + 3.750%, 5.083% *, 4/23/2020	478,764	480,260
Dynegy, Inc., Term Loan C, 1-month USD-LIBOR + 3.250%, 4.485% *, 2/7/2024	136,136	136,908
Eldorado Resorts LLC, Term Loan B, 3-month USD-LIBOR + 2.250%, 3.563% *, 4/17/2024	86,369	86,423
Energy Transfer Equity LP, Term Loan B, 1-month USD-LIBOR + 2.750%, 3.981% *, 2/2/2024	500,000	502,982
First Data Corp., Term Loan, 1-month USD-LIBOR + 2.500%, 3.737% *, 4/26/2024	476,286	478,370
First Eagle Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.500%, 4.833% *, 12/1/2022	191,827	194,106
Forterra Finance LLC, Term Loan B, 1-month USD-LIBOR + 3.000%, 4.235% *, 10/25/2023	146,069	124,321
Frontier Communications Corp., Term Loan B1, 1-month USD-LIBOR + 3.750%, 4.99% *, 6/15/2024	199,500	190,025
Garda World Security Corp., Term Loan, 3-month USD-LIBOR + 4.000%, 5.311% *, 5/24/2024	427,161	432,056
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 1-week USD-LIBOR + 2.250%, 3.447% *, 1/31/2025	597,000	598,761
Gulf Finance LLC, Term Loan B, 3-month USD-LIBOR + 5.250%, 6.59% *, 8/25/2023	297,766	282,693
Horizon Pharma, Inc., Term Loan B, 1-month USD-LIBOR + 3.750%, 5.0% *, 3/29/2024	496,231	501,504
Hudson's Bay Co., Term Loan B, 2-month USD-LIBOR + 3.250%, 4.522% *, 9/30/2022	230,415	224,654
Huntsman International LLC, Term Loan B2, 1-month USD-LIBOR + 3.000%, 4.235% *, 4/1/2023	221,582	223,001
IG Investment Holdings LLC, Term Loan, 3-month USD-LIBOR + 4.000%, 5.333% *, 10/31/2021	276,604	279,601
Ineos U.S. Finance LLC, Term Loan, 1-month USD-LIBOR + 2.750%, 3.985% *, 4/1/2024	55,139	55,594
Inmar Holdings, Inc., First Lien Term Loan, 2-month USD-LIBOR + 3.500%, 4.772% *, 5/1/2024	299,250	299,561
ION Media Networks, Inc., Term Loan B3, 1-month USD-LIBOR + 3.000%, 4.24% *, 12/18/2020	474,314	477,279
IQOR U.S., Inc., Term Loan B, 3-month USD-LIBOR + 5.000%, 6.299% *, 4/1/2021	470,813	467,753
JBS U.S.A. LLC, Term Loan B, 3-month USD-LIBOR + 2.500%, 3.804% *, 10/30/2022	572,028	566,071
Jeld-Wen, Inc., Term Loan B, 3-month USD-LIBOR + 3.000%, 4.333% *, 7/1/2022	560,758	566,074
Kronos, Inc., Term Loan B, 3-month USD-LIBOR + 3.500%, 4.811% *, 11/1/2023	496,256	499,668
Landry's, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.488% *, 10/4/2023	492,596	495,778
Level 3 Financing, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.486% *, 2/22/2024	500,000	500,353
Libbey Glass, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 4.235% *, 4/9/2021	471,035	437,474
LPL Holdings, Inc., First Lien Term Loan B, 3-month USD-LIBOR + 2.250%, 3.576% *, 9/23/2024	269,688	269,519
MA FinanceCo., LLC, Term Loan B3, 1-month USD-LIBOR + 2.750%, 3.987% *, 6/21/2024	25,796	25,879
MacDermid, Inc., Term Loan B6, 1-month USD-LIBOR + 3.000%, 4.235%, * 6/7/2023	364,256	366,609
MacDonald, Dettwiler and Associates Ltd., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.1% *, 7/6/2024	250,000	250,594
Mallinckrodt International Finance SA, Term Loan B, 3-month USD-LIBOR + 2.750%, 4.083% *, 9/24/2024	464,346	464,766
MEG Energy Corp., Term Loan B, 3-month USD-LIBOR + 3.500%, 4.833% *, 12/31/2023	501,480	500,422
Mission Broadcasting, Inc., Term Loan B2, 1-month USD-LIBOR + 2.500%, 3.737% *, 1/17/2024	42,076	42,242
Moneygram International, Inc., Term Loan B, 3-month USD-LIBOR + 3.250%, 4.583% *, 3/27/2020	234,209	234,137
Monitronics International, Inc., Term Loan B2, 3-month USD-LIBOR + 5.500%, 6.833% *, 9/30/2022	80,571	80,148
Multi Color Corp., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.492%, 9/20/2024	35,951	36,131
NEP/NCP Holdco, Inc., Term Loan, 1-month USD-LIBOR + 3.250%, 4.485% *, 7/21/2022	482,578	482,979
Nexstar Broadcasting, Inc., Term Loan B2, 1-month USD-LIBOR + 2.500%, 3.737% *, 1/17/2024	336,003	337,323
NRG Energy, Inc., Term Loan B, 3-month USD-LIBOR + 2.250%, 3.583% *, 6/30/2023	561,343	562,454
Numericable Group SA, Term Loan B11, 3-month USD-LIBOR + 2.750% *, 4.061% *, 7/31/2025	498,750	497,753
Parexel International Corp., Term Loan B, 1-month USD-LIBOR + 3.000%, 4.242% *, 8/7/2024	207,793	209,483
Peak 10, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 4.811% *, 8/1/2024	227,273	227,793
Penn National Gaming, Inc., Term Loan B, 1-month USD-LIBOR + 2.500%, 3.735% *, 1/19/2024	59,700	60,077
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 3.985% *, 11/15/2023	321,939	322,304
Quintiles IMS, Inc., Term Loan B2, 3-month USD-LIBOR + 2.000%, 3.321% *, 1/31/2025	129,084	129,937
Rexnord LLC, Term Loan B, 3-month USD-LIBOR + 2.750%, 4.063% *, 8/21/2023	429,374	431,480
Reynolds Group Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.000%, 4.235% *, 2/5/2023	534,610	537,232
SBA Senior Finance II LLC, Term Loan B2, 1-month USD-LIBOR + 2.250%, 3.49% *, 6/10/2022	488,750	490,492
Seattle Spinco, Inc., Term Loan B3, 1-month USD-LIBOR + 2.750%, 3.987% *, 6/21/2024	174,204	174,771
Serta Simmons Bedding LLC, First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 4.799% *, 11/8/2023	472,625	459,966
SIG Combibloc U.S. Acquisition, Inc., Term Loan, 1-month USD-LIBOR + 3.000%, 4.235% *, 3/13/2022	167,722	168,560
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 3.75% *, 2/2/2024	729,667	731,111
Staples, Inc., Term Loan B, 3-month USD-LIBOR + 4.000%, 5.310% *, 8/6/2024	280,000	279,075
Synchronoss Technologies, Inc., Term Loan, 1-month USD-LIBOR + 4.500%, 5.735% *, 1/19/2024	44,775	42,469
Telenet Financing USD LLC, Term Loan AI, 1-month USD-LIBOR + 2.750%, 3.984% *, 6/30/2025	333,333	334,708
Telesat Canada, Term Loan B4, 1-month USD-LIBOR + 3.000%, 4.24% *, 11/17/2023	247,505	249,877
The Geo Group, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.49% *, 3/22/2024	199,000	199,663
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	500,000	482,813
TKC Holdings, Inc., First Lien Term Loan, 2-month USD-LIBOR + 4.250%, 5.522% *, 2/1/2023	139,922	141,379
TransDigm, Inc., Term Loan E, 1-month USD-LIBOR + 3.000%, 4.235% *, 5/14/2022	976,202	979,697
Tronox Finance LLC, Term Loan B, 3-month USD-LIBOR + 3.000%, 4.323%, 9/13/2024	437,169	439,309
U.S. Foods, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.985% *, 6/27/2023	493,750	497,278
Ultra Resources, Inc., First Lien Term Loan, 2-month USD-LIBOR + 3.000%, 4.309% *, 4/12/2024	357,143	357,366
Univision Communications, Inc., Term Loan C5, 1-month USD-LIBOR + 2.750%, 3.985% *, 3/15/2024	495,977	492,198
UPC Financing Partnership, Term Loan AP, 1-month USD-LIBOR + 2.750%, 3.984% *, 4/15/2025	496,004	498,137
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD-LIBOR + 4.750%, 5.99% *, 4/1/2022	368,843	375,834
Vantiv LLC:
Term Loan B4, 3-month USD-LIBOR + 2.000%, 3.239% *, 8/7/2024	123,002	123,283
Term Loan B1, USD-LIBOR + 2.25%, 9/18/2024	34,520	34,559
Virgin Media Bristol LLC, Term Loan I, USD-LIBOR + 2.75%, 1/31/2025	400,000	401,876
Wrangler Buyer Corp., Term Loan B, 1-month USD-LIBOR + 3.000%, 4.242% *, 9/20/2024	84,271	84,815
WTG Holdings III Corp., First Lien Term Loan, 3-month USD-LIBOR + 3.750%, 5.083% *, 1/15/2021	34,642	35,140
XPO Logistics, Inc., Term Loan B, 3-month USD-LIBOR + 2.250%, 3.554% *, 11/1/2021	888,298	891,327
Zayo Group LLC, Term Loan, 1-month USD-LIBOR + 2.250%, 3.487% *, 1/19/2024	300,142	300,874
Ziggo Secured Finance Partnership, Term Loan E, 1-month USD-LIBOR + 2.500%, 3.734% *, 4/15/2025	1,000,000	1,000,315
Total Loan Participations and Assignments (Cost $38,147,957)		38,106,645
	Contracts/ Notional Amount	Value ($)
Call Options Purchased 0.2%
Options on Exchange-Traded Futures Contracts
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $77.0	1,100 84,700,000	11,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $80.0	2,500 200,000,000	25,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $85.0	1,500 127,500,000	15,000
Crude Oil Futures, Expiration Date 12/14/2017, Strike Price $50.0	1,000 50,000,000	3,880,000
Crude Oil Futures, Expiration Date 8/17/2018, Strike Price $60.0	1,000 60,000,000	1,790,000
Total Call Options Purchased (Cost $9,261,356)		5,721,000
Put Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts
Crude Oil Futures, Expiration Date 8/17/2018, Strike Price $40.0 (Cost $2,135,760)	1,000 40,000,000	1,340,000
	Shares	Value ($)
Securities Lending Collateral 0.3%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (h) (i) (Cost $7,147,768)	7,147,768	7,147,768
Cash Equivalents 5.9%
Deutsche Central Cash Management Government Fund, 1.06% (h)	129,001,163	129,001,163
Deutsche Variable NAV Money Fund "Capital Shares", 1.32% (h)	30,246,976	30,246,976
Total Cash Equivalents (Cost $159,279,429)		159,248,139
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $2,635,691,533)	98.0	2,636,492,289
Other Assets and Liabilities, Net	2.0	53,382,004
Net Assets	100.0	2,689,874,293

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $6,859,800, which is 0.3% of net assets.
(b)	When-issued security.
(c)	Investment was valued using significant unobservable inputs.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At September 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At September 30, 2017, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(g)	At September 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
OJSC: Open Joint Stock Company
REIT: Real Estate Investment Trust
LIBOR: London Interbank Offered Rate.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended September 30, 2017 is as follows:

Affiliate	Value ($) at 6/30/2017	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Income Distributions ($)	Value ($) at 9/30/2017
Deutsche Central Cash Management Government Fund	90,690,444	729,981,115	691,670,396	—	—	378,408	129,001,163
Deutsche Variable NAV Money Fund	15,231,423	15,046,825	—	—	(31,272)	50,182	30,246,976
Total	105,921,867	745,027,940	691,670,396	—	(31,272)	428,590	159,248,139

At September 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Aluminum Futures	USD	11/24/2017	540	28,786,995	28,237,950	(549,045)
Aluminum Futures	USD	12/6/2017	540	28,277,586	28,286,550	8,964
Copper Futures	USD	10/26/2017	175	27,614,809	28,233,888	619,079
Copper Futures	USD	11/24/2017	170	28,628,510	27,486,535	(1,141,975)
Copper Futures	USD	12/6/2017	170	27,640,385	27,509,060	(131,325)
Copper Futures	USD	12/27/2017	260	42,033,155	42,119,545	86,390
Nickel Futures	USD	10/27/2017	1,100	67,327,130	68,900,700	1,573,570
Soybean Meal Futures	USD	1/12/2018	338	10,382,706	10,741,640	358,934
Zinc Futures	USD	11/17/2017	350	27,401,675	27,687,187	285,512
Total net unrealized appreciation						1,110,104

At September 30, 2017, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

Aluminum Futures	USD	11/24/2017	540	28,284,147	28,237,950	46,197
Aluminum Futures	USD	12/6/2017	540	28,213,272	28,286,550	(73,278)
Aluminum Futures	USD	12/27/2017	790	42,042,255	41,503,440	538,815
Brent Crude Oil Futures - Call Options, Jan 2018, Strike $53	USD	11/27/2017	1,000	53,000,000	55,412,570	(2,412,570)
Copper Futures	USD	10/26/2017	175	29,266,320	28,233,887	1,032,433
Copper Futures	USD	11/24/2017	170	28,982,331	27,486,535	1,495,796
Copper Futures	USD	12/6/2017	170	29,277,740	27,509,060	1,768,680
Nickel Futures	USD	10/27/2017	1,100	69,172,800	68,900,700	272,100
Zinc Futures	USD	11/17/2017	350	26,817,630	27,687,188	(869,558)
Total net unrealized appreciation						1,798,615

At September 30, 2017, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts		Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Call Options
Crude Oil Futures	1,000	USD	8/17/2018	50.0	50,000,000	5,370,240	(6,090,000)	(719,760)
Put Options
Crude Oil Futures	1,000	USD	8/17/2018	50.0	50,000,000	5,834,240	(4,380,000)	1,454,240
Total						11,204,480	(10,470,000)	734,480

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At September 30, 2017, open commodity-linked swap contracts were as follows:

Bilateral Swaps
Pay/Receive Return of the Reference Index/icker	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (j)
Long Positions
Barclays Brent Crude Subindex/ BCC2CO0P	10/16/2017	Barclays Bank PLC	10,170,000	(0.11%)	At Expiration	250,917
Barclays-Commodity Strategy 1500 Index/ BXCS1500	10/16/2017	Barclays Bank PLC	26,450,000	(0.48%)	At Expiration	(226,174)
Barclays-Commodity Strategy 1610 Index/ BXCS1610	10/16/2017	Barclays Bank PLC	25,900,000	(0.57%)	At Expiration	425,112
Bloomberg Brent Crude Index/ BCOMCO	10/16/2017	JPMorgan Chase Securities, Inc.	25,430,000	(0.08%)	At Expiration	592,320
Bloomberg Brent Crude Index/ BCOMCO	10/16/2017	Goldman Sachs & Co.	10,170,000	(0.08%)	At Expiration	236,881
Bloomberg Commodity Index 3 Month Forward BCOMF3	10/16/2017	Morgan Stanley	55,320,000	(0.15%)	At Expiration	(432,641)
Bloomberg Commodity Index 3 Month Forward/ BCOMF3	10/16/2017	Canadian Imperial Bank of Commerce	131,710,000	(0.18%)	At Expiration	(1,031,798)
Bloomberg Commodity Index 3 Month Forward/ BCOMF3	10/16/2017	Societe Generale	55,320,000	(0.15%)	At Expiration	(432,641)
Bloomberg Commodity Index 3 Month Forward/ BCOMF3	10/16/2017	Barclays Bank PLC	79,360,000	(0.14%)	At Expiration	(620,304)
Bloomberg Commodity Index 3 Month Forward/ BCOMF3	10/16/2017	JPMorgan Chase Securities, Inc.	95,010,000	(0.13%)	At Expiration	(742,213)
Bloomberg Commodity Index 3 Month Forward/ BCOMF3	10/16/2017	Goldman Sachs & Co.	65,370,000	(0.13%)	At Expiration	(510,667)
Bloomberg Commodity Index 3 Month Forward/ BCOMF3	10/16/2017	Merrill Lynch International Ltd.	40,170,000	(0.12%)	At Expiration	(313,630)
Bloomberg Commodity Index 3 Month Forward/ BCOMF3	10/16/2017	Credit Suisse	105,370,000	(0.16%)	At Expiration	(824,530)
Bloomberg Commodity Index 3 Month Forward/ BCOMF3	10/16/2017	BNP Paribas	65,040,000	(0.14%)	At Expiration	(508,374)
Bloomberg Commodity Index 3 Month Forward/ BCOMF3	10/16/2017	Macquarie Bank Ltd.	63,490,000	(0.16%)	At Expiration	(496,815)
Bloomberg Commodity Index 6 Month Forward/ BCOMF6	10/16/2017	Morgan Stanley	129,080,000	(0.2%)	At Expiration	(1,082,336)
Bloomberg Commodity Index 6 Month Forward/ BCOMF6	10/16/2017	Merrill Lynch International Ltd.	100,410,000	(0.19%)	At Expiration	(841,498)
Bloomberg Commodity Index 6 Month Forward/ BCOMF6	10/16/2017	BNP Paribas	151,770,000	(0.16%)	At Expiration	(1,269,931)
Bloomberg Commodity Index 6 Month Forward/ BCOMF6	10/16/2017	Macquarie Bank Ltd.	148,130,000	(0.17%)	At Expiration	(1,240,122)
BNP Paribas 03 Alpha Index/ BNPIFMN3	10/16/2017	BNP Paribas	46,620,000	(0.12%)	At Expiration	38,331
BofA Merrill Lynch Commodity Excess Return Strategy Index/ MLCI1COE	10/16/2017	Merrill Lynch International Ltd.	10,170,000	(0.07%)	At Expiration	236,926
CIBC Brent Crude Oil Index/ CIBZCO	10/16/2017	Canadian Imperial Bank of Commerce	10,170,000	(0.06%)	At Expiration	236,979
Citi Commodities Index/ CCVECONE	12/18/2017	Citigroup, Inc.	75,000,000	(0.2%)	At Expiration	90,198
Citi Cubes Dow Jones-UBS Weighted Index/ CVICSER7	10/16/2017	Citigroup, Inc.	304,520,000	(0.109%)	At Expiration	(45,648)
Goldman Sachs Brent Volatility Carry Strategy 03 Index/ GSVLBR03	10/16/2017	Goldman Sachs & Co.	89,090,000	(0.35%)	At Expiration	15,072
Goldman Sachs Commodity COT Strategy COT3 ABGSCOT3	10/16/2017	Goldman Sachs & Co.	60,000,000	(0.35%)	At Expiration	(611,374)
Goldman Sachs Commodity Strategy 1039/ ABGS1039	10/16/2017	Goldman Sachs & Co.	133,630,000	(0.35%)	At Expiration	107,764
JPMorgan Alterative Benchmark Enhanced Beta Select Excess Return Index/ JMEBDJSE	10/16/2017	JPMorgan Chase Securities, Inc.	142,520,000	(0.38%)	At Expiration	(1,103,120)
JPMorgan Ranked Alpha Basket Index/ JMABRA1E	10/16/2017	JPMorgan Chase Securities, Inc.	19,420,000	(0.5%)	At Expiration	(52,665)
JPMorgan Seasonal Spread Explorer/ JMABSSV0	10/16/2017	JPMorgan Chase Securities, Inc.	6,470,000	(0.65%)	At Expiration	2,384
Macquarie Commodity Index 255E/ MQCC255E	12/18/2017	Macquarie Bank Ltd.	4,937,500	(0.0%)	At Expiration	(68,750)
Macquarie Commodity Index 255E/ MQCC255E	12/18/2017	Macquarie Bank Ltd.	4,956,250	(0.0%)	At Expiration	—
Macquarie Single Commodity West Texas Intermediate type A Excess Return Index/ MQSDCLER	10/16/2017	Macquarie Bank Ltd.	10,170,000	(0.08%)	At Expiration	247,646
Macquarie Vol Product 3C01/ VMAC3CO1	10/16/2017	Macquarie Bank Ltd.	51,800,000	(0.2%)	At Expiration	(277,511)
Merrill Lynch Commodity Index eXtra LDA Long/Short Index/ MLCXADLS (k)	10/16/2017	Merrill Lynch International Ltd.	36,260,000	(0.39%)	At Expiration	33,819

Commodity/ Index Description	Expiration Date	Notional Amount ($)	Index Weight (%)	Value ($)
Brent Crude Oil	December 17	2,696,124	7.43	66,142
Gasoline RBOB	December 17	1,370,934	3.78	(41,678)
Heating Oil	December 17	1,421,555	3.92	24,446
Natural Gas	December 17	2,628,917	7.25	(40)

West Texas Intermediate Crude Oil	December 17	2,338,280	6.45	44,140
Corn	September 18	2,609,136	7.20	19,268
Kansas Wheat	July 18	437,102	1.21	(9,148)
Soybean Meal	January 18	1,034,800	2.85	16,570
Soybean Oil	January 18	995,917	2.75	(56,131)
Soybeans	July 18	2,027,202	5.59	(12,699)
Wheat	May 18	1,222,623	3.37	8,641
Lean Hogs	December 17	727,340	2.01	9,698
Live Cattle	December 17	1,352,503	3.73	16,307
Aluminium	December 17	1,970,377	5.43	13,221
Copper	December 17	3,136,079	8.65	(11,112)
Nickel	December 17	975,745	2.69	(52,986)
Zinc	December 17	1,105,209	3.05	49,265
Gold	February 18	4,493,298	12.39	(137,756)
Silver	March 18	1,570,129	4.33	(87,176)
Coffee	July 18	826,043	2.28	(69,166)
Sugar	March 18	840,365	2.32	(56,847)
Cotton	December 17	480,322	1.32	(4,909)
Bloomberg Commodity Index/ BCOM		(36,260,000)	(100.00)	305,769

Total Merrill Lynch Commodity Index eXtra LDA Long/Short Index	33,819

Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index/ MLCXAPRE (k)	10/16/2017	Merrill Lynch International Ltd.	60,250,000	(0.14%)	At Expiration	(523,565)

Commodity Description	Expiration Date	Notional Amount ($)	Index Weight (%)	Value ($)
Brent Crude Oil	January 18	4,473,251	7.42	(104,064)
Gasoline RBOB	November 17	2,173,389	3.61	40,881
Heating Oil	November 17	2,359,101	3.92	(25,145)
Natural Gas	November 17	4,419,368	7.34	112,005
West Texas Intermediate Crude Oil	November 17	3,896,513	6.47	(94,770)
Corn	December 17	4,336,143	7.20	(5,842)
Kansas Wheat	December 17	718,991	1.19	5,284
Soybean Meal	December 17	1,713,915	2.84	(24,109)
Soybean Oil	December 17	1,649,755	2.74	94,409
Soybeans	November 17	3,357,711	5.57	1,942
Wheat	December 17	2,078,136	3.45	3,600
Lean Hogs	December 17	1,130,281	1.88	(28,439)
Live Cattle	December 17	2,307,600	3.83	(49,452)
Aluminium	December 17	3,274,367	5.43	(17,524)
Copper Comex	December 17	5,191,895	8.62	(10,240)
Nickel	December 17	1,622,566	2.69	89,171
Zinc	December 17	1,838,133	3.05	(84,701)
Gold	December 17	7,450,291	12.37	227,578
Silver	December 17	2,603,965	4.32	150,939
Coffee	December 17	1,389,636	2.31	131,278
Sugar	March 18	1,466,896	2.43	103,551
Cotton	December 17	798,096	1.32	7,213
Total Merrill Lynch Enhanced Benchmark – A Pre Roll Excess Return Index			100.00	523,565
Modified Strategy D177 on the Bloomberg Commodity Index/ ENHG177P	10/16/2017	Goldman Sachs & Co.	28,020,000	(0.43%)	At Expiration	(262,330)
RBC Enhanced Commodity Basket 01 Excess Return Index/ RBCAEC01	10/16/2017	Royal Bank of Canada	46,100,000	(0.11%)	At Expiration	(376,572)
RBC Enhanced Commodity D01 Excess Return Index/ RBCADC01	10/16/2017	Royal Bank of Canada	92,200,000	(0.2%)	At Expiration	(749,441)
RBC Enhanced Commodity D03 Index/ RBCADC03	10/16/2017	Royal Bank of Canada	46,100,000	(0.15%)	At Expiration	(379,452)
RBC Enhanced West Texas Intermediate 00 Index/ RBCACL00	10/16/2017	Royal Bank of Canada	10,170,000	(0.06%)	At Expiration	247,744
Societe Generale Commodity Index/ SGCOM11S (k)	10/16/2017	Societe Generale	129,080,000	(0.12%)	At Expiration	(904,770)

Commodity Description	Expiration Date	Notional Amount ($)	Index Weight (%)	Value ($)

Bean Oil	January 18	3,526,672	2.60	(199,680)
Corn	December 17	9,226,939	7.21	13,005
West Texas Intermediate Crude Oil	January 18	8,398,293	6.69	172,601
Brent Crude Oil	January 18	9,518,693	7.60	222,045
Cotton	December 17	1,698,278	1.31	(15,244)
Gold	December 17	15,846,714	11.99	(483,148)
Copper	December 17	11,047,905	8.64	22,478
Heating Oil	January 18	4,972,310	3.94	81,573
Coffee	December 17	2,957,026	2.09	(279,182)
Kansas Wheat	December 17	1,529,950	1.19	(11,149)
Aluminium	January 18	7,015,356	5.51	48,625
Live Cattle	December 17	4,910,592	3.91	105,323
Lean Hogs	December 17	2,405,345	1.92	60,463
Nickel	January 18	3,467,345	2.56	(186,269)
Zinc	January 18	3,913,971	3.19	168,544
Natural Gas	January 18	10,181,353	7.84	(137,174)
Soybean	January 18	7,220,517	5.63	(3,688)
Sugar	March 18	3,121,427	2.26	(220,167)
Silver	December 17	5,541,012	4.07	(320,860)
Soybean Meal	January 18	3,664,631	2.90	57,388
Wheat	December 17	4,422,095	3.44	(7,387)
Gasoline	January 18	4,493,578	3.51	7,131
Total Societe Generale Commodity Index			100.00	(904,770)

UBS Custom Commodity Index/ UBSIB163 (k)	10/16/2017	UBS AG	167,955,000	(0.248%)	At Expiration	456,475

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)

Bloomberg Commodity Index	BCOM	(51,800,000)	15.36	446,893
Bloomberg Commodity Index 3- Month Forward	BCOMF3	47,420,000	14.07	(367,740)
Bloomberg Commodity Index 2- 4-6 Month Forward Blend	BCOMF246	110,640,000	32.83	(892,877)
Bloomberg Corn Subindex	BCOMCN	(10,290,000)	3.08	(14,407)
Bloomberg Gold Subindex	BCOMGC	(22,190,000)	6.44	676,476
Bloomberg Wheat Subindex	BCOMWH	(4,730,000)	1.41	7,935
Bloomberg Copper Subindex	BCOMNI	(42,700,000)	12.80	(86,874)
Bloomberg Heat Oil Subindex	BCOMHO	30,880,000	9.34	331,075
Bloomberg Brent Crude Subindex	BCOMCO	15,260,000	4.67	355,994

Total UBS Custom Commodity Index	100.00	456,475

Pay/Receive Return of the Reference Index/ Ticker	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (j)
Short Positions
Bloomberg Commodity Index/ BCOM	10/16/2017	Canadian Imperial Bank of Commerce	25,900,000	0.01%	At Expiration	223,462
Bloomberg Soybean Meal Subindex 1 Month Forward/ BCOMSM1	10/3/2017	JPMorgan Chase Securities, Inc.	10,511,800	0.17%	At Expiration	(135,547)
Total net unrealized depreciation					(12,622,389)

(j)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
(k)	Index is not publically available on a web site.
RBOB: Reformulated Gasoline Blendstock for Oxygen Blending

At September 30, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

Floating — 3-Month LIBOR Semi-Annually	Fixed — 1.731% Quarterly	9/20/2017 9/20/2019	300,000,000	USD	170,659	—	170,659
Fixed — 2.061% Semi-Annually	Floating — 3-Month LIBOR Quarterly	9/20/2017 9/20/2022	270,000,000	USD	(769,715)	—	(769,715)
Total net unrealized depreciation						(599,056)

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2017, the Fund held $523,979,937 in the Subsidiary, representing19.1% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$711,986,305	$—	$711,986,305
Mortgage-Backed Securities Pass-Throughs	—	81,415,745	—	81,415,745
Asset-Backed	—	271,400,270	4,000,000	275,400,270
Commercial Mortgage-Backed Securities	—	63,997,036	—	63,997,036
Collateralized Mortgage Obligations	—	38,693,527	—	38,693,527
Government & Agency Obligations	—	1,253,435,854	—	1,253,435,854
Loan Participations and Assignments	—	38,106,645	—	38,106,645
Short-Term Investments (l)	166,395,907	—	—	166,395,907
Derivatives (m)
Purchased Options	7,061,000	—	—	7,061,000
Futures Contracts	8,086,470	—	—	8,086,470
Commodity-Linked Swap Contracts	—	3,442,030	—	3,442,030
Interest Rate Swap Contracts	—	170,659	—	170,659
Total	$181,543,377	$2,462,648,071	$4,000,000	$2,648,191,448
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(5,177,751)	$—	$—	$(5,177,751)
Written Options	(10,470,000)	—	—	(10,470,000)
Commodity-Linked Swap Contracts	—	(16,064,419)	—	(16,064,419)
Interest Rate Swap Contracts	—	(769,715)	—	(769,715)
Total	$(15,647,751)	$(16,834,134)	$—	$(32,481,885)

During the period ended September 30, 2017, the amount of transfers between Level 3 and Level 2 was $8,742,260. The investments were transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.
(l)	See Consolidated Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Commodity Contracts	$ 2,908,719	$ (12,622,389)	$ (3,601,636)
Interest Rate Contracts	$ —	$ (599,056)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Commodity Strategy Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2017